Summary of Significant Accounting Policies - Cummulative Effect of Accounting Standard (Detail) - USD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020	Feb. 01, 2019	Jan. 31, 2019
Significant Accounting Policies [Line Items]
Accounts receivable, less allowance for doubtful accounts	$ 30,228	$ 34,205		$ 25,495
Costs capitalized to obtain revenue contracts, current portion, net	4,007	3,608		0
Costs capitalized to obtain revenue contracts, noncurrent, net	7,817	7,000		0
Total assets	533,799	250,151		119,966
Deferred revenue, current portion	84,288	50,929		34,172
Deferred revenue, noncurrent		0		825
Total liabilities	101,925	78,522		53,930
Stockholders' Equity:
Accumulated deficit	$ (140,072)	(120,924)		(104,752)
Revision of Prior Period, Accounting Standards Update, Adjustment
Significant Accounting Policies [Line Items]
Accounts receivable, less allowance for doubtful accounts			$ 23,517	25,495
Costs capitalized to obtain revenue contracts, current portion, net		3,608	2,879
Costs capitalized to obtain revenue contracts, noncurrent, net		7,000	5,330
Total assets		249,894	126,197	119,966
Deferred revenue, current portion		50,929	29,806	34,172
Deferred revenue, noncurrent				825
Total liabilities		78,517	48,739	53,930
Stockholders' Equity:
Accumulated deficit		(120,924)	(93,330)	$ (104,752)
Revision of Prior Period, Accounting Standards Update, Adjustment | Topic 606 Adjustments
Significant Accounting Policies [Line Items]
Accounts receivable, less allowance for doubtful accounts			(1,978)
Costs capitalized to obtain revenue contracts, current portion, net		(3,608)	2,879
Costs capitalized to obtain revenue contracts, noncurrent, net		(7,000)	5,330
Total assets		(10,348)	6,231
Deferred revenue, current portion		3,923	(4,366)
Deferred revenue, noncurrent			(825)
Total liabilities		3,923	(5,191)
Stockholders' Equity:
Accumulated deficit		$ (14,261)	$ 11,422